SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation

a.   Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All amounts in the accompanying consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of RMB 6.4778, representing the middle rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board as of December 31, 2015. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

As mentioned in Note 1 (a) and Note 23, 21st School and Taishidian Holding have been disposed in 2013, the aforementioned entities have been classified as discontinued operations. Jinghan Group has been classified as asset and liabilities held for sale as of December 31, 2014 and its operations have been classified as discontinued operations for the years ended December 31, 2013, 2014 and 2015. Jinghan Group has been disposed on April 8, 2015, see Note 23.

Comparability due to discontinued operations and reclassification adjustment

b.   Comparability due to discontinued operations and reclassification adjustment

Certain accounts in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2013 and 2014, and balances in the consolidated balance sheet as of December 31, 2014, and related notes have been retrospectively adjusted to reflect the effect of assets groups held for sale and discontinued operations. See Note 23 for details of discontinued operations. The assets and liabilities of the discontinued operations have been classified as assets classified as held for sale and liabilities classified as held for sales in the consolidated balance sheet as of December 31, 2014. The results of discontinued operations in 2013, 2014 and 2015 have been reflected separately in the consolidated statement of operations as a single line item for all periods presented in accordance with U.S. GAAP.

Cash flows from discontinued operations for the years ended December 31, 2013, 2014 and 2015 were combined with the cash flows from continuing operations within each of the three categories.

Use of estimates

c.   Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and the related disclosure of contingent assets and liabilities. On an on-going basis, the Group evaluates its estimates, including those related to the useful lives of long-lived assets including property and equipment, stock-based compensation, impairment of goodwill and other intangible assets, income taxes, provision for doubtful accounts and contingencies. The Group bases its estimates of the carrying value of certain assets and liabilities on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, when these carrying values are not readily available from other sources. Actual results may differ from these estimates.

Basis of consolidation

d.   Basis of consolidation

All significant inter-company transactions and balances have been eliminated upon consolidation. Non-controlling interests represent the equity interests in the Company's subsidiaries and VIEs that are not attributable, either directly or indirectly, to the Company.

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs.

The Company deconsolidates a subsidiary or derecognizes a group of assets as of the date the Company ceases to have a controlling financial interest in that subsidiary or group of assets.

In 2013, the Group deconsolidated 3 schools, including Tianjin Tutoring, Guangzhou ZS Career Enhancement and Guangzhou DP Tutoring. In 2014, the Group deconsolidated Jilin Tutoring. In 2015, the Group reconsolidated these deconsolidated entities in its 2015 consolidated financial statements. Details see Note 25.

Cash and cash equivalents

e.   Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank with no restrictions, as well as highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when initially purchased.

Restricted cash

f.   Restricted cash

Restricted cash relates to special deposit accounts required by the Education Commission for the purpose of preventing abusive use of tuition and fees of educational and training institutions.

Term deposits	g. Term deposits Term deposits consist of bank deposits with an original maturity of between three to twelve months.
Short term investments
h.	Short term investments

Short term investments consist of held-to-maturity investments and available-for-sale investments.

The Group's held-to-maturity investments consist of financial products purchased from banks. The Group's short-term held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

Investments classified as available-for-sale investments are carried at their fair values and the unrealized gains or losses from the changes in fair values are reported net of tax in accumulated other comprehensive income until realized.

The Group reviews its investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment. OTTI is recognized as a loss in the income statement.

Accounts receivable	i. Accounts receivable Accounts receivable mainly represent the amounts due from the customers or students of the Company's various subsidiaries and VIEs.
Allowance for doubtful accounts

j.   Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Doubtful accounts balances are written off and deducted from allowance, when receivable are deemed uncollectible. After all collection efforts have been exhausted and the potential for recovery is considered remote.

Land use rights	k. Land use rights Land use rights are recorded at cost less accumulated amortization. Amortization is provided on straight-line basis over the useful life of land use right.
Property and equipment

l.   Property and equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20-40 years
Motor vehicles	5 years
Office and computer equipment	3-5 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Intangible assets

m.   Intangible assets

Intangible assets represent software, trade name, student population, corporative agreement, customer relationship, favorable lease, non-compete agreement. The software was initially recorded at historic acquisition costs or cost directly incurred to develop the software during the application development stage that can provide future benefits, and amortized on a straight-line basis over estimated useful lives.

Other finite lived intangible assets are initially recorded at fair value when acquired in a business combination, in which the finite intangible assets are amortized on a straight-line basis except student populations and customer relationships which are amortized using an accelerated method to reflect the expected departure rate over the remaining useful life of the asset. The Group reviews identifiable amortizable intangible assets to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Determination of recoverability is based on the lowest level of identifiable estimated undiscounted cash flows resulting from use of the asset and its eventual disposition. Measurement of any impairment loss is based on the excess of the carrying value of the asset over its fair value. The intangible assets have original estimated useful lives as follows (See Note 9):

Software	2 years to 10 years
Student populations	1.8 years to 15 years
Customer relationships	5.7 years
Cooperative agreements	1.3 years to 10 years
Favorable leases	0.8 years to 20 years
Non-compete agreements	3 years to 4.5 years
Trade names	Indefinite

The Group has determined that trade names have the continued ability to generate cash flows indefinitely. There are no legal, regulatory, contractual, economic or other factors limiting the useful life of the respective trade names. Consequently, the carrying amounts of trade names are not amortized but are tested for impairment annually in the fourth quarter or more frequently if events or circumstances indicate that the assets may be impaired. Such impairment test consists of a comparison of the fair values of the trade names with their carrying amounts and an impairment loss is recognized if and when the carrying amounts of the trade names exceed their fair values.

The Group performed impairment testing of indefinite-lived intangible assets in accordance with ASC 350, which requires an entity to evaluate events and circumstances that may affect the significant inputs used to determine the fair value of the indefinite-lived intangible assets when performing qualitative assessment. When these events occur, the Group estimates the fair value of these trade names with the Relief from Royalty method (“RFR”), which is one of the income approaches. RFR method is generally applied for assets that frequently licensed in exchange for royalty payments. As the owner of the asset is relieved from paying such royalties to a third party for using the asset, economic benefit is reflected by notional royalty savings. An impairment loss is recognized for any excess in the carrying value over the fair value of trade names.

Segments

n.   Segments

The Group evaluates a reporting unit by first identifying its operating segments, and then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meets the definition of a business, the Group evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Group determines if the segments are economically similar and, if so, the operating segments are aggregated. The Group has three reportable segments in 2013, 2014 and 2015. For further details, see Note 20.

Goodwill

o.   Goodwill

Goodwill represents the future economic benefits arising from other assets acquired in a business combination or an acquisition by an entity that are not individually identified and separately recognized. Goodwill acquired in a business combination is tested for impairment at least annually or more frequently when events and circumstances occur indicating that the recorded goodwill may be impaired. The Group performed impairment analysis on goodwill as of September 30 every year either beginning with a qualitative assessment, or starting with the quantitative two-step process instead. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. A reporting unit constitutes a business for which discrete profit and loss financial information is available. The fair value of each reporting unit is established using a combination of expected present value of future cash flows. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Determining when to test for impairment, the Group's reporting units, the fair value of a reporting unit and the fair value of assets and liabilities within a reporting unit, requires judgment and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions and determination of appropriate market comparable. The Group bases fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain.

Significant changes in the economic characteristics of components or reorganization of an entity's reporting structure can sometimes result in a re-assessment of the affected operating segment and its components to determine whether reporting units need to be redefined where the components are no longer economically similar.

Future changes in the judgments and estimates underlying the Group's analysis of goodwill for possible impairment, including expected future cash flows and discount rate, could result in a significantly different estimate of the fair value of the reporting units and could result in additional impairment of goodwill.

Impairment of long-lived assets

p.    Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Revenue recognition

q.    Revenue recognition

The Group's revenue is generated from delivering educational programs and services. The Group's customers include mainly students attending classes at its own schools, training centers or college; students attending classes run by the Group's cooperative partners; corporate clients attending the Group's outbound and management training classes; and distributors whom the Group sells its services to.

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, service is performed and collectability of the related fee is reasonably assured. Revenues presented in the consolidated financial statements represent revenues from educational programs and services. If any of the aforementioned criteria are not met, the Group defers the recognition of revenue until all criteria are met.

Educational programs and services

Educational programs and services primarily consist of primary and secondary curriculum education, tutoring programs that supplement primary and secondary curriculum education and career enhancement and other corporate training programs that are provided directly or indirectly to customers, where the Group is responsible for delivery of the programs and services. The Group normally collects tuition fee up front and the students consume the learning hours they bought along with a set courses schedule or upon their own decision. Tuition fees is generally paid in advance and is initially recorded as deferred revenue and is amortized and recognized as revenue along with the students consuming pace. For the curriculum education programs, the tuition revenue, including accommodation, is recognized on a straight-line basis over the length of the course, which is typically over a period of a semester. For tutoring programs, tuition revenue is recognized on a straight-line basis over the period during which tutoring services are provided to students. Educational materials revenue, which is immaterial and has not been disclosed separately, relates to the sales of books, course materials, course notes for which the Group recognizes revenue when the materials have been delivered to students.

Educational programs and services also include programs offered online which could be accessed through a username and password. Career enhancement services such as the Career GPS System are offered to students and other customers either directly or through sales to distributors. Collection of these service offerings is also initially recorded as deferred revenue and is amortized and recognized as revenue on the percentage the required services delivered or on a straight-line basis over the length of the course, which are typically one to three months.

Following are the deferred revenue balances by segments as of December 31, 2014 and 2015.

	As of December 31,
	2014	2015
	RMB	RMB

Career Enhancement	37,360	38,820
K-12	54,757	54,571
Tutoring	24,842	22,495
Total	116,959	115,886

The Group treats service contracts with multiple deliverable elements as separate units of accounting for revenue recognition purposes and recognizes revenue on a periodic basis during the contract periods when each deliverable service was provided. Since the contract price is for all the deliverables under the contract, the Group allocates the contract price among all the deliverables at the inception of the arrangement on the basis of their relative selling prices according to the following selling price hierarchy. The Group uses (a) vendor-specific objective evidence of selling price, if it exists; otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, the Group uses (c) management's best estimate of the selling price for that deliverable.

Cost of revenues

r.     Cost of revenues

Cost of revenues for educational programs and services primarily consist of teaching fees and performance-linked bonuses paid to the teachers, rental payments for the schools and learning centers, depreciation and amortization of property, equipment and land use rights used in the provision of educational services, costs of educational materials.

Leases

s.     Leases

Operating lease

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Minimum lease payments, including scheduled rent increases, made under operating leases are charged to the consolidated statements of operations and other comprehensive income (loss) on a straight-line basis over the lease term. Contingent rentals are excluded from minimum lease payments, and are recognized as expense when the achievement of the specified target is considered probable.

Capital lease

When the lease term is equal to 75 percent or more of the estimated economic life of the leased property, the lease is classified as a capital lease, where the lessee assumes substantially all the benefits and risks of ownership. The depreciation is calculated on a straight-line basis over the estimated useful lives of leased property.

In a capital lease, assets and liabilities are recorded at the amount of the lesser of (a) the fair value of the leased asset at the inception of the lease or (b) the present value of the minimum lease payments (excluding executing costs) over the lease term. Recorded assets are depreciated over their estimated useful lives. During the lease term, each minimum lease payment is allocated between a reduction of the obligation and interest expense to produce a constant periodic rate of interest on the remaining balance of the obligation.

Research and development

t.     Research and development

Research and development expenses comprise of (a) payroll, employee benefits, and other headcount-related costs associated with the development of online education technology platforms and courseware, and (b) outsourced development costs. Except for costs related to internal use software and website development costs, the Group expenses all other research and development costs when incurred for the years presented.

For internal use software, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing software. Direct costs incurred to develop the software during the application development stage that can provide future benefits are capitalized.

Capitalized internal use software and website development costs are included in intangible assets.

Penalty charge on borrowings
u.	Penalty charge on borrowings

The Group recognizes penalty charges on outstanding borrowings according to individual loan contracts and agreements, which are reported as a component of interest expense in the consolidated financial statements.

Advertising costs

v.     Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses of continuing operations were RMB 25,174, RMB 4,435 and RMB 1,858 for the years ended December 31, 2013, 2014 and 2015, respectively, and have been included as part of selling and marketing expenses.

Foreign currency translation and transactions

w.     Foreign currency translation and transactions

The Group uses RMB as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands, Hong Kong and the British Virgin Islands is the US$, while the functional currency of the other entities in the Group is the RMB. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ as their functional currency, has been translated into RMB. Assets and liabilities are translated from each subsidiary's functional currency at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the statement of shareholders' equity and comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gain/loss, net on the consolidated statement of operations.

Foreign currency risk

x.     Foreign currency risk

The RMB is regulated by the PRC government and is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of PRC, controls the conversion of RMB into foreign currencies. Limitations on foreign exchange transactions imposed by the PRC government could cause future exchange rates to vary significantly from current or historical exchange rates. Further, the value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC Foreign Exchange Trading System market.

Fair value of financial instruments

y.     Fair value of financial instruments

Financial instruments include cash and cash equivalents, short term investments, available for sale and short term investments, held to maturity, accounts receivable, accounts payable, borrowings and amounts due from and due to related parties. The carrying values of the financial instruments approximate their fair values due to their short-term maturities.

Net income (loss) per share

z.     Net income (loss) per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the convertible loans (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Ordinary equivalent shares are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive. Ordinary equivalent shares are also excluded from the calculation in loss periods, as their effects would be anti-dilutive.

Income taxes
aa.	Income taxes

Income taxes are provided for in accordance with the laws of the relevant taxing authorities. Income tax expense has been allocated between continued and discontinued operations in all periods to reflect the respective net operating results. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not some portion or all of the deferred tax assets will not be realized. All the deferred tax liabilities and assets have been classified as noncurrent in the consolidated balance sheets. The Group recognizes interest and penalties as income tax.

As of December 31, 2015, in order to simplify financial presentation, the Company adopted ASU 2015-17 Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes and applied this Updated retrospectively. Deferred tax liabilities and assets were classified as noncurrent in the consolidated balance sheets for the years ended on December 31, 2014 and 2015, respectively. For the year ended December 31, 2014, current deferred tax assets amount of RMB 19,003 were reclassified as noncurrent deferred tax assets. After reclassification, noncurrent deferred tax assets were RMB 33,004 as of December 31, 2014. For the year ended December 31, 2014, deferred tax liabilities amount of RMB 67,658 were noncurrent. Accordingly no reclassification of deferred tax liabilities were made in the year of 2014. This reclassification of deferred tax assets had no impact on the consolidated statements of operations and comprehensive income (loss), consolidated statements of changes in equity (deficit) and consolidated statements of cash flows for the year ended December 31, 2013 and 2014, respectively.

Uncertain tax positions

bb.   Uncertain tax positions

The Group adopted the guidance on accounting for uncertainty in income taxes, which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on the de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group's uncertain tax positions and determining its provision for income taxes. The Group establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Group believes that certain positions might be challenged despite its belief that its tax return positions are in accordance with applicable tax laws. The Group adjusts these reserves in light of changing facts and circumstances, such as the closing of a tax audit, new tax legislation, or the change of an estimate. To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made. The provision for income taxes includes the effect of reserve provisions and changes to reserves that are considered appropriate, as well as the related net interest and penalties where applicable. See Note 17 for additional information. For the year ended December 31, 2013, the Group did not have any material interest and penalties associated with tax positions. In 2014, the Group received a document from the tax bureau cancelling Ambow Online's preferential tax treatment. The Group had taken legal action to defend itself, also accrued the income tax and overdue fee for the year of 2014. In 2015, the Group lost the case and accrued the overdue fee by the end of 2015. See Note 19 for detail. Also see Note 17 for details of the Group's tax position as of December 31, 2015.

Comprehensive income

cc.   Comprehensive income

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist of unrealized gain or loss on short term investments, available for sale and foreign currency translation adjustments.

Share-based compensation

dd.   Share-based compensation

The Group grants share options/restricted stock to its employees, directors and non-employees. The Group measures the cost of employee services received at the grant-date using the fair value of the equity instrument issued net of an estimated forfeiture rate, and therefore only recognizes compensation costs for those shares expected to vest over the service period of the award. The Group records stock-based compensation expense on a straight-line basis over the requisite service period, generally ranging from one year to four years.

Cost of services received from non-employees is measured at fair value at the earlier of the performance commitment date or the date service is completed and recognized over the period the service is provided. To the extent the Group recognizes any cost of service prior to the time the non-employees complete their performance, any interim measurements that the Group makes during the performance period are made at the then current fair values of equity instruments at each of those interim financial reporting dates.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

Long-lived assets to be disposed of

ee.   Long-lived assets to be disposed of

For a long-lived asset to be disposed of other than by sale the Group continues to be classified as held and used until it is disposed of.  When a long-lived asset ceases to be used, the carrying amount of the asset is written down to its salvage value, if any.

The Group classifies for a long-lived asset or disposal group to be sold as held for sale in the period in which all six criteria are met: (1) a plan to sell the asset has been committed to by management; (2) the asset can be sold in its current condition; (3) an active plan has been initiated to find a buyer; (4) it is probable that the asset will be sold and the sale will be completed within one year and will qualify as a complete sale; (5) the sales price is reasonable relative to the asset's current fair value and the entity is actively marketing the asset; and (6) it is unlikely that the plan to sell the asset will be withdraw or changed significantly.

A long-lived asset or disposal group classified as held for sale is measured at the lower of its carrying amount or fair value less cost to sell, and it is presented separately in the balance sheets.  Long-lived assets reclassified as held for sale are not depreciated or amortized.

Discontinued Operations

ff.    Discontinued Operations

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

Extinguishment of debt
gg.	Extinguishment of debt

An exchange of debt instruments with substantially different terms is accounted for as a debt extinguishment. A debtor could achieve the same economic effect as an exchange of a debt instrument by making a substantial modification of terms of an existing debt instrument. A difference between the reacquisition price and the net carrying amount of the extinguished debt is recognized currently in income of the period of extinguishment as losses or gains and identified as a separate item. Gains and losses are not be amortized to future periods.

Loss contingencies

hh.   Loss contingencies

An estimated loss contingency is accrued and charged to the consolidated statements of operations and other comprehensive income (loss) if both of the following conditions are met: (1) Information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements. It is implicit in this condition that it must be probable that one or more future events will occur confirming the fact of the loss; (2) The amount of loss can be reasonably estimated.

The Group reviews its contingent issues on a timely basis to identify whether the above conditions are met.

Recently issued accounting pronouncements

ii.   Recently issued accounting pronouncements

In May 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, or ASU 2014-09. This new standard will replace all current U.S. GAAP guidance on this topic and eliminate all industry-specific guidance. The new revenue recognition standard provides a unified model to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to correlate with the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. In July 2015, the FASB voted to defer the effective date of ASU 2014-09 by one year, while allowing a company to adopt the new revenue standard early but not before the original effective date. This guidance will be effective as to us on January 1, 2018 and can be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. We are evaluating the impact of adopting ASU 2014-09 on our consolidated financial statements.

In February 2015, the FASB issued ASU No. 2015-02, Amendments to the Consolidation Analysis. Under both current GAAP requirements and the amendments in this update, a decision maker is determined to be the primary beneficiary of a VIE if it satisfies both the power and the economics criteria. The primary beneficiary consolidates a VIE because it has a controlling financial interest. Under the requirements in current GAAP, if a fee arrangement paid to a decision maker, such as an asset management fee, is determined to be a variable interest in a VIE, the decision maker must include the fee arrangement in its primary beneficiary determination and could consolidate the VIE on the basis of power (decision-making authority) and economics (the fee arrangement).

However, the amendments in this Update specify that some fees paid to a decision maker are excluded from the evaluation of the economics criterion if the fees are both customary and commensurate with the level of effort required for the services provided. Those amendments make it less likely for a decision maker to meet the economics criterion solely on the basis of a fee arrangement. The amendments in this update are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. We are in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes. To simplify the presentation of deferred income taxes, the amendments in this update require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments in this update apply to all entities that present a classified statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments in this update. For public business entities, the amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. Entities may apply the update prospectively to all deferred tax assets and liabilities and taxes, or retrospectively for all periods presented. The Group has early adopted it in 2015. All the deferred tax liabilities and assets in all periods in this financial statements were retrospectively adjusted to reflect this accounting principle amendment.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments - Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this Update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The amendments in this Update require public business entities that are required to disclose fair value of financial instruments measured at amortized cost on the balance sheet to measure that fair value using the exit price notion consistent with Topic 820, Fair Value Measurement. The amendments in this Update require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option. The amendments in this Update require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or in the accompanying notes to the financial statements. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early application by public business entities to financial statements of fiscal years or interim periods that have not yet been issued or, by all other entities, that have not yet been made available for issuance of the following amendments in this Update are permitted as of the beginning of the fiscal year of adoption: an entity should present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk if the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. We do not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases. The new standard creates Topic 842, Leases, in the FASB Accounting Standards Codification (FASB ASC) and supersedes FASB ASC 840, Leases. ASU 2016-02 requires a lessee to recognize the assets and liabilities that arise from leases (operating and finance). However, for leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. For public business entities, the amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. We are in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendments require that all excess tax benefits and all tax deficiencies should be recognized as income tax expense or benefit in the income statement and that those benefits and deficiencies are discrete items in the reporting period in which they occur. Because excess tax benefits are no longer recognized in additional paid in capital, the assumed proceeds from applying the treasury stock method when computing earnings per share is amended to exclude the amount of excess tax benefits that would be recognized in additional paid-in capital. The amendments also require to no longer delay recognition of a tax benefit until the tax benefit is realized through a reduction to taxes payable. For public business entities, the amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted for any entity in any interim or annual period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. We are evaluating the impact of adopting ASU 2016-09 on our consolidated financial statements.

In April 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. The amendments in this Update clarify the following two aspects of Topic 606: identifying performance obligations and the licensing implementation guidance, while retaining the related principles for those areas. The amendments in this Update affect the guidance in Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606), which is not yet effective. The effective date and transition requirements for the amendments in this Update are the same as the effective date and transition requirements in Topic 606 (and any other Topic amended by Update 2014-09). Accounting Standards Update 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, defers the effective date of Update 2014-09 by one year. We are evaluating the impact of adopting ASU 2016-09 on our consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expect to have a significant impact on the company's consolidated results of operations or financial position.